Basis of Presentation and General information, Vessel Owning Subsidiaries (Details)	6 Months Ended
Jun. 30, 2021 t
Subsidiaries in Consolidation [Abstract]
DWT	2,000,000.0
M/V Magic P [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,453
Year built	2004
Delivery date to Castor	2017-02
M/V Magic Sun [Member]
Subsidiaries in Consolidation [Abstract]
DWT	75,311
Year built	2001
Delivery date to Castor	2019-09
M/V Magic Moon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,602
Year built	2005
Delivery date to Castor	2019-10
M/V Magic Rainbow [Member]
Subsidiaries in Consolidation [Abstract]
DWT	73,593
Year built	2007
Delivery date to Castor	2020-08
M/V Magic Horizon [Member]
Subsidiaries in Consolidation [Abstract]
DWT	76,619
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Nova [Member]
Subsidiaries in Consolidation [Abstract]
DWT	78,833
Year built	2010
Delivery date to Castor	2020-10
M/V Magic Venus [Member]
Subsidiaries in Consolidation [Abstract]
DWT	83,416
Year built	2010
Delivery date to Castor	2021-03
M/V Magic Orion [Member]
Subsidiaries in Consolidation [Abstract]
DWT	180,200
Year built	2006
Delivery date to Castor	2021-03
M/V Magic Argo [Member]
Subsidiaries in Consolidation [Abstract]
DWT	82,338
Year built	2009
Delivery date to Castor	2021-03
M/V Magic Twilight [Member]
Subsidiaries in Consolidation [Abstract]
DWT	80,283
Year built	2010
Delivery date to Castor	2021-04
M/V Magic Thunder [Member]
Subsidiaries in Consolidation [Abstract]
DWT	83,375
Year built	2011
Delivery date to Castor	2021-04
M/V Magic Vela [Member]
Subsidiaries in Consolidation [Abstract]
DWT	75,003
Year built	2011
Delivery date to Castor	2021-05
M/V Magic Nebula [Member]
Subsidiaries in Consolidation [Abstract]
DWT	80,281
Year built	2010
Delivery date to Castor	2021-05
M/V Magic Starlight [Member]
Subsidiaries in Consolidation [Abstract]
DWT	81,048
Year built	2015
Delivery date to Castor	2021-05
M/V Magic Eclipse [Member]
Subsidiaries in Consolidation [Abstract]
DWT	74,940
Year built	2011
Delivery date to Castor	2021-06
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
DWT	115,341
Year built	2005
Delivery date to Castor	2021-03
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
DWT	115,341
Year built	2005
Delivery date to Castor	2021-03
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
DWT	106,062
Year built	2005
Delivery date to Castor	2021-05
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
DWT	106,162
Year built	2004
Delivery date to Castor	2021-05
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
DWT	106,149
Year built	2002
Delivery date to Castor	2021-05
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT	37,620
Year built	2006
Delivery date to Castor	2021-05
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
DWT	106,209
Year built	2004
Delivery date to Castor	2021-06
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT	37,562
Year built	2006
Delivery date to Castor	2021-06
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic P
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Sun
Pikachu Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Moon
Bagheera Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Rainbow
Pocahontas Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Horizon
Jumaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nova
Super Mario Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Venus
Pumba Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Orion
Kabamaru Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Argo
Luffy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Twilight
Liono Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Thunder
Stewie Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Vela
Snoopy Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Nebula
Mulan Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Starlight
Cinderella Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/V Magic Eclipse
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Polaris
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Vega
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Avior
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Arcturus
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Musica
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Mimosa
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	M/T Wonder Formosa